Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 01, 2012
Global Discovery Fund (Second Prospectus Summary) | Global Discovery Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GLOBAL DISCOVERY FUND(SM)
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the fund is long-term growth of capital.
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	Current income is a secondary consideration.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were
		reflected, expenses shown would be higher.
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate
		was 45% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in
Class 2 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses
		shown would be higher.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The fund seeks to achieve its objective by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy. In implementing this strategy the fund may invest in any company, provided that the fund's investment adviser determines that the company could participate and thrive in the new economy.

In pursuing its investment objective, the fund invests primarily in common stocks that the investment adviser believes have the potential for growth. The fund also invests in common stocks with the potential to pay dividends. The fund may invest in companies without regard to market capitalization, including companies with small market capitalizations. The fund may invest a significant portion of its assets in securities of issuers domiciled outside the United
States, including securities of issuers in emerging market countries. The fund expects to be invested in numerous countries.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer
		represent relatively attractive investment opportunities.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock	THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING IN SMALL COMPANIES -- Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

CONCENTRATION -- The fund may be subject to additional risks because it invests in a more limited group of sectors and industries than the broad market.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

INVESTING IN EMERGING AND DEVELOPING COUNTRIES -- Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.
For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government
		agency, entity or person.
Risk, Lose Money	rr_RiskLoseMoney	YOU MAY LOSE MONEY BY INVESTING IN THE FUND.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	INVESTMENT RESULTS
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Growth Funds Index and the Lipper
International Funds Index include mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund and the
Global Service and Information Index reflects the market sectors and securities in which the fund primarily invests. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been
		lower.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Lipper Growth Funds Index and the Lipper International Funds Index include mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund and the Global Service and Information Index reflects the market sectors and securities in which the fund primarily invests.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart, Heading	rr_BarChartHeading	Calendar year total returns.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures
		of market performance.
Bar Chart, Closing	rr_BarChartClosingTextBlock	The fund's highest/lowest quarterly results during this time period were: HIGHEST 24.72% (quarter ended June 30, 2009) LOWEST -24.93% (quarter ended December 31, 2008)
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	For periods ended December 31, 2011: AVERAGE ANNUAL TOTAL RETURNS
Global Discovery Fund (Second Prospectus Summary) | Global Discovery Fund | S&P 500
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 (reflects no deduction for sales charges, account fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 05, 2001
Global Discovery Fund (Second Prospectus Summary) | Global Discovery Fund | Global Service and Information Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Global Service and Information Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.12%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.00%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.28%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 05, 2001
Global Discovery Fund (Second Prospectus Summary) | Global Discovery Fund | Lipper Growth Funds Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Growth Funds Index (reflects no deduction for sales charges, account fees or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.02%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.94%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.82%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 05, 2001
Global Discovery Fund (Second Prospectus Summary) | Global Discovery Fund | Lipper International Funds Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper International Funds Index (reflects no deduction for sales charges, account fees or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.48%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.72%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 05, 2001
Global Discovery Fund (Second Prospectus Summary) | Global Discovery Fund | Class 2
Risk Return [Abstract]	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.58%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,049
Annual Return 2002	rr_AnnualReturn2002	(21.67%)
Annual Return 2003	rr_AnnualReturn2003	37.11%
Annual Return 2004	rr_AnnualReturn2004	10.43%
Annual Return 2005	rr_AnnualReturn2005	10.80%
Annual Return 2006	rr_AnnualReturn2006	17.41%
Annual Return 2007	rr_AnnualReturn2007	17.22%
Annual Return 2008	rr_AnnualReturn2008	(45.09%)
Annual Return 2009	rr_AnnualReturn2009	50.91%
Annual Return 2010	rr_AnnualReturn2010	10.14%
Annual Return 2011	rr_AnnualReturn2011	(7.13%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	HIGHEST
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	LOWEST
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.93%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	GLOBAL DISCOVERY FUND
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.13%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.13%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 05, 2001